Employee Benefit Plans (Change in Fair Value of Plan Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Employee Benefit Plans [Abstract]
Fair value of plan assets at beginning of period	$ 3,318	$ 3,251
Actual return on plan assets	190	86
Employer contributions		40
Benefits paid	(525)	(59)
Fair value of plan assets at	2,983	3,318
Underfunded status at June 30	$ 1,614	$ 720